Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
FG Group Holdings Inc [Member]
Schedule of Income Before Income Taxes

(Loss) income from continuing operations before income taxes consists of (in thousands):

	Years Ended December 31,
	2023	2022
United States	$(7,272)	$(7,401)
Foreign	(3,169)	1,275
Total	$(10,441)	$(6,126)

Schedule of Income Tax Expense

Income tax (benefit) expense from continuing operations consists of (in thousands):

	Years Ended December 31,
	2023	2022
Federal:
Current	$115	$-
Deferred	-	-
Total	-	-
State:
Current	160	22
Deferred	-	-
Total	-	-
Foreign:
Current	757	1,173
Deferred	(1,692)	(722)
Total	(935)	451
Total	$(660)	$473

Schedule of Federal Income Tax Rate to Pretax Income

Income tax (benefit) expense from continuing operations differed from the amounts computed by applying the U.S. Federal income tax rate to pretax loss from continuing operations as follows (in thousands):

	Years Ended December 31,
	2023	2022
Expected federal income tax expense (benefit)	$(2,194)	$(1,403)
State income taxes, net of federal benefit	771	(662)
Foreign tax rate differential	285	71
Change in state tax rate	536	(303)
Change in valuation allowance	(1,813)	2,568
GILTI inclusion	(161)	-
Return to provision	(383)	61
Foreign dividend inclusion	-	69
Deferred tax adjustments	2,951	15
Other	(652)	57
Total	$(660)	$473

Schedule of Deferred Tax Assets And Liabilities

Deferred tax assets and liabilities were comprised of the following (in thousands):

	December 31, 2023	December 31, 2022
Deferred tax assets:
Deferred revenue	$142	$110
Non-deductible accruals	224	79
Inventory reserves	102	124
Stock compensation expense	620	587
Warranty reserves	115	81
Uncollectible receivable reserves	40	68
Net operating losses	2,890	5,888
Tax credits	1,699	1,699
Disallowed interest expense	1,697	1,460
Equity in income of equity method holdings	2,154	13
Depreciation and amortization	1,863	-
Other	127	162
Total deferred tax assets	11,673	10,271
Valuation allowance	(11,535)	(11,645)
Net deferred tax assets after valuation allowance	138	(1,374)
Deferred tax liabilities:
Depreciation and amortization	567	544
Cash repatriation	2,771	2,933
Total deferred tax liabilities	3,338	3,477
Net deferred tax liability	$(3,200)	$(4,851)

Strong Global Entertainment Inc [Member]
Schedule of Income Before Income Taxes

Income from continuing operations before income taxes consists of (in thousands):

	Years Ended December 31,
	2023	2022
United States	$1,722	$1,015
Foreign	1,705	1,775
Total income from continuing operations	$3,427	$2,790

Schedule of Income Tax Expense

Income tax expense from continuing operations consists of (in thousands):

	Years Ended December 31,
	2023	2022
Federal:
Current	$115	$-
Deferred	-	-
Total	-	-
State:
Current	37	2
Deferred	-	-
Total	-	2
Foreign:
Current	580	639
Deferred	(255)	(106)
Total	325	533
Total income tax expense from continuing operations	$477	$535

Schedule of Federal Income Tax Rate to Pretax Income

Income tax expense from continuing operations differed from the amounts computed by applying the U.S. Federal income tax rate to pretax income as follows (in thousands):

	Years Ended December 31,
	2023	2022
Expected federal income tax provision	$766	$586
State income taxes, net of federal benefit	(7)	41
Foreign tax rate differential	157	99
Change in state tax rate	51	(136)
Change in valuation allowance	(328)	(211)
Permanent items	23	155
Return to provision	37	5
Other	(222)	(4)
Total income tax expense from continuing operations	$477	$535

Schedule of Deferred Tax Assets And Liabilities

Deferred tax assets and liabilities of continuing operations were comprised of the following (in thousands):

	December 31, 2023	December 31, 2022
Deferred tax assets:
Deferred revenue	$156	$118
Compensation-related accruals	191	118
Inventory reserves	102	139
Warranty reserves	115	82
Uncollectible receivable reserves	16	50
Net operating losses	316	594
Depreciation and amortization	1,863	-
Other	111	80
Total deferred tax assets	2,870	1,181
Valuation allowance	(2,607)	(1,084)
Net deferred tax assets after valuation allowance	263	97
Deferred tax liabilities:
Depreciation and amortization	(388)	(626)
Total deferred tax liabilities	(388)	(626)
Net deferred tax liability	$(125)	$(529)